SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTAL CASH FLOW INFORMATION
Accounts payable and accrued liabilities	$ 418,087	$ (532,752)	$ (37,130)
Share-based compensation	123,007	68,062	26,173
Total	$ 541,094	$ (464,690)	$ (10,957)